30 Non-cash transactions	12 Months Ended
Dec. 31, 2020
Non Cash Transactions
Non-cash transactions
30	Non-cash transactions

The Company had transactions that did not represent cash disbursements, therefore, these were not reported in the Statement of Cash Flows, as follows:

•	Company’s capital increase with property, plant and equipment, in note 16;
•	Purchase of property, plant and equipment not yet paid, in note 16.6; and
•	Purchase of intangible assets not yet paid, in note 17.3.